Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ordinary share, par value (in Dollars per share)
Class A Ordinary Shares
Ordinary share, shares authorized	Unlimited	Unlimited
Ordinary share, shares issued	36,623,168	28,219,583
Ordinary share, shares outstanding	36,623,168	28,219,583
Class B Ordinary Shares
Ordinary share, shares authorized	Unlimited	Unlimited
Ordinary share, shares issued	2,925,058	2,625,058
Ordinary share, shares outstanding	2,925,058	2,625,058